Subsequent Events (Details) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended
	Jul. 31, 2021	Jan. 31, 2021	Mar. 31, 2021	Jun. 30, 2021
Subsequent Event [Line Items]
Proceeds from exercise of warrant				$ 7,500,018
Issuance of common stock for exercise of warrant			$ 7,500,018
Subsequent Event
Subsequent Event [Line Items]
Proceeds from exercise of warrant	$ 9,186,316
Issuance of common stock for exercise of warrant	1,833,596
Stock options, vesting period		3 years
Subsequent Event | Provision of additional support of inhaled ZYESAMITM in phase 2/3 clinical trials
Subsequent Event [Line Items]
Related party costs	$ 157,110